DEBENTURES AND WARRANTS (Tables)	6 Months Ended
Jun. 30, 2017
Debenture [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
The fair value of the Debentures was measured using iterations of the Black-Scholes-Merton model. In estimating the Debentures’ fair value, the Company used the following assumptions:

June 30,
2017

Risk-free interest rate	1.16%
Expected volatility	88.41%
Expected life (in years)	0.42
Expected dividend yield	0%
Fair value:
Debentures	$675

Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
The fair value of the Warrants was measured using iterations of the Black-Scholes-Merton model. In estimating the Warrants’ fair value, the Company used the following assumptions:

June 30,
2017

Risk-free interest rate	1.16%-1. 72%
Expected volatility	82.98%-83.02%
Expected life (in years)	0.63-4.42
Expected dividend yield	0%
Fair value:
Warrants	$1,682